Liabilities for Quality Assurance - Summary of Net Changes in Liabilities for Recalls and Other Safety Measures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Liabilities for recalls and other safety measures [Abstract]
Liabilities for recalls and other safety measures at beginning of year	¥ 1,104,711	¥ 1,302,309
Additional provisions	229,763	225,373
Utilization	(228,044)	(354,759)
Reversals	(74,907)	(61,099)
Other	3,458	(7,113)
Liabilities for recalls and other safety measures at end of year	¥ 1,034,981	¥ 1,104,711